Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Leases [Abstract]
Leased capital assets included in net property, plant and equipment, primarily buildings and improvements	$ 23	$ 24
Total rental expense	$ 402	$ 413	$ 459